ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 90.0%
CONSUMER DISCRETIONARY 16.8%
Diversified Consumer Services 0.4%
ServiceMaster	403,000	5,288
Weight Watchers	360,000	18,504
		23,792
Hotels, Restaurants & Leisure 0.9%
Outback Steakhouse	1,250,000	55,000
		55,000
Household Durables 0.6%
Newell Rubbermaid	1,495,000	37,659
		37,659
Leisure Equipment & Products 2.2%
Hasbro	2,155,000	45,470
Mattel	5,375,000	97,449
		142,919
Media 8.5%
Cablevision Systems, Class A (1)	550,000	14,685
Cox Radio, Class A (1)	2,037,400	27,342
Dow Jones	1,293,900	50,850
Entercom Communications (4)	1,674,200	46,744
Lamar Advertising (1)	540,800	28,457
Meredith	1,116,000	62,262
New York Times, Class A	2,364,800	59,853
Pearson (GBP)	4,010,000	55,656
Reuters (GBP)	1,525,000	10,516
Scholastic (1)	1,520,400	40,686
Tribune	2,580,000	70,769
Univision Communications, Class A (1)	2,040,000	70,319
Washington Post, Class B	10,905	8,470
		546,609
Multiline Retail 2.1%
Big Lots (1)	3,506,500	48,951
Dillards, Class A	980,000	25,519
Family Dollar Stores	2,406,400	64,010
		138,480
Specialty Retail 2.1%
AnnTaylor Stores (1)	245,000	9,014
GAP	3,336,000	62,316
TJX	2,655,000	65,897
		137,227
Total Consumer Discretionary		1,081,686
CONSUMER STAPLES 4.3%
Food Products 2.8%
Campbell Soup	2,618,700	84,846
Heinz	1,991,000	75,498
McCormick	650,000	22,009
		182,353
Household Products 1.1%
Clorox	1,175,000	70,324
		70,324
Personal Products 0.4%
Estee Lauder, Class A	613,900	22,831
		22,831
Total Consumer Staples		275,508
ENERGY 4.8%
Energy Equipment & Services 3.3%
Cooper Cameron (1)	1,844,800	81,319
Grant Prideco (1)	1,332,600	57,089
Hanover Compressor (1)	3,981,500	74,135
		212,543
Oil, Gas & Consumable Fuels 1.5%
Murphy Oil	1,960,000	97,647
		97,647

Total Energy		310,190

FINANCIALS 19.3%

Capital Markets 3.7%
Investors Financial Services	1,351,200	63,331
Janus Capital Group	2,303,900	53,381
LaBranche & Co. (1)	521,100	8,239
Lazard	843,600	37,329
Northern Trust	1,259,000	66,097
Waddell & Reed Financial, Class A	475,000	10,973
		239,350
Commercial Banks 4.6%
Citizens Banking	150,000	4,028
Commerce Bancshares	683,031	35,292
First Horizon National	415,000	17,285
Huntington Bancshares	1,205,000	29,077
North Fork Bancorporation	1,030,000	29,695
PNC Financial Services Group	595,000	40,049
Regions Financial	1,050,000	36,928
Synovus Financial	2,430,000	65,829
TCF Financial	1,190,000	30,642
Valley National Bancorp	200,000	5,124
		293,949
Insurance 9.7%
Aon	214,400	8,900
Aspen Insurance Holdings	1,391,000	34,302
Axis Capital Holdings	2,046,300	61,184
Genworth Financial, Class A	2,270,000	75,886
Jefferson Pilot	1,085,000	60,695
Marsh & McLennan	3,875,000	113,770
Ohio Casualty	1,218,000	38,611
St. Paul Travelers Companies	1,861,975	77,812
UnumProvident	2,667,700	54,634
Willis Group	1,775,000	60,812
XL Capital	545,600	34,978
		621,584
Real Estate 1.1%
Apartment Investment & Management, REIT	1,075,000	50,417
Equity Office Properties, REIT	565,000	18,973
		69,390
Thrifts & Mortgage Finance 0.2%
Radian	210,000	12,653
		12,653
Total Financials		1,236,926
HEALTH CARE 8.9%
Biotechnology 2.9%
Cephalon (1)	85,000	5,121
Chiron (1)	2,048,700	93,851
MedImmune (1)	1,485,000	54,321
OSI Pharmaceuticals (1)	1,050,000	33,705
		186,998
Health Care Equipment & Supplies 0.9%
Becton, Dickinson	435,000	26,787
Kinetic Concepts (1)	750,000	30,878
		57,665
Health Care Providers & Services 4.5%
Health Management	1,605,000	34,620
HealthSouth (1)	8,308,350	41,459
LifePoint Hospitals (1)	900,000	27,990
Lincare Holdings (1)	1,765,000	68,764
Tenet Healthcare (1)	5,160,000	38,081
Universal Health Services	1,585,000	80,502
		291,416
Pharmaceuticals 0.6%
Valeant Pharmaceuticals	2,375,000	37,644
		37,644
Total Health Care		573,723
INDUSTRIALS & BUSINESS SERVICES 8.7%
Aerospace & Defense 1.1%
Raytheon	1,189,000	54,504
Rockwell Collins	287,200	16,183
		70,687
Airlines 1.3%
Southwest Airlines	4,790,000	86,172
		86,172
Building Products 0.9%
American Standard	1,275,000	54,647
		54,647
Commercial Services & Supplies 3.7%
Allied Waste Industries (1)	5,905,000	72,277
Cintas	1,010,000	43,046
Equifax	1,250,000	46,550
Manpower	1,265,000	72,333
		234,206
Machinery 0.8%
Deere	640,000	50,592
		50,592
Road & Rail 0.9%
Laidlaw International	2,200,000	59,840
		59,840
Total Industrials & Business Services		556,144
INFORMATION TECHNOLOGY 10.7%
Communications Equipment 0.3%
Andrew (1)	1,700,000	20,876
		20,876
Computers & Peripherals 0.8%
Sun Microsystems (1)	9,800,000	50,274
		50,274
Electronic Equipment & Instruments 2.4%
AVX	3,836,100	67,899
Molex, Class A	2,846,200	84,589
		152,488
Internet Software & Services 0.4%
IAC/InterActiveCorp (1)	767,500	22,618
		22,618
IT Services 2.1%
BISYS Group (1)	4,700,000	63,356
Moneygram International	2,381,100	73,148
		136,504
Semiconductor & Semiconductor Equipment 1.7%
KLA-Tencor	515,000	24,905
Novellus Systems (1)	2,448,590	58,766
Spansion, Class A (1)	1,703,000	25,205
		108,876
Software 3.0%
Intuit (1)	1,745,000	92,817
McAfee (1)	1,200,000	29,196
Synopsys (1)	3,310,000	73,978
		195,991
Total Information Technology		687,627
MATERIALS 5.7%
Chemicals 1.6%
Nalco Holding (1)	5,519,300	97,692
Potash Corp./Saskatchewan	100,000	8,809
		106,501
Metals & Mining 0.3%
Alcan	21,400	979
Meridian Gold (1)	542,800	16,094
		17,073
Paper & Forest Products 3.8%
Abitibi Consolidated	2,000,000	8,300
Bowater	965,000	28,545
Domtar (CAD)	8,079,500	57,483
International Paper	2,610,000	90,228
MeadWestvaco	600,200	16,391
Weyerhaeuser	575,000	41,647
		242,594
Total Materials		366,168
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.4%
Telus (CAD)	387,000	15,200
Telus (Non-voting shares)	264,700	10,244
		25,444
Wireless Telecommunication Services 1.8%
Nextel Partners, Class A (1)	1,250,000	35,400
Telephone & Data Systems	1,755,200	69,225
Telephone & Data Systems, Special Shares	208,400	7,867
		112,492
Total Telecommunication Services		137,936
UTILITIES 5.9%
Electric Utilities 1.3%
El Paso Electric (1)	185,000	3,522
FirstEnergy	158,200	7,736
Pinnacle West Capital	1,819,500	71,143
		82,401
Independent Power Producers & Energy Traders 1.5%
Duke Energy	1,540,000	44,891
Dynegy, Class A (1)	5,163,100	24,783
NRG Energy (1)	682,500	30,862
		100,536
Multi-Utilities 3.1%
NiSource	4,437,600	89,728
Teco Energy	5,380,000	86,726
Xcel Energy	1,162,300	21,096
		197,550
Total Utilities		380,487

Total Miscellaneous Common Stock 2.7% (2)		173,079

Total Common Stocks (Cost $4,995,077)		5,779,474

CONVERTIBLE PREFERRED STOCKS 1.0%
INDUSTRIALS & BUSINESS SERVICES 0.5%
Commercial Services & Supplies 0.5%
Allied Waste Industries	101,900	34,526
Total Industrials & Business Services		34,526
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
NRG Energy (3)	12,000	15,039
Total Utilities		15,039
Total Miscellaneous Convertible Preferred Stock 0.3% (2)		17,988
Total Convertible Preferred Stocks (Cost $53,899)		67,553
CONVERTIBLE BONDS 0.4%
Lucent Technologies, Series B, 2.75%, 6/15/25
(Tender 6/15/13)	22,178,000	24,934
Xcel Energy, 7.50%, 11/21/07	1,365,000	2,033
Total Convertible Bonds (Cost $25,090)		26,967
SHORT-TERM INVESTMENTS 9.4%
Money Market Funds 9.4%
T. Rowe Price Reserve Investment Fund, 4.71% (4)(5)	602,138,901	602,139
Total Short-Term Investments (Cost $602,139)		602,139

Total Investments in Securities
100.8% of Net Assets (Cost $5,676,205)	$6,476,133

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$15,039 and represents 0.2% of net assets.
(4)	Affiliated company
(5)	Seven-day yield
CAD	Canadian Dollar
GBP	British Pound
REIT	Real Estate Investment Trust

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06		12/31/05
Entercom
Communications	$3,583	$-	$636	$46,744	$	*
T. Rowe Price Reserve
Investment Fund	¤	¤	6,881	602,139		546,482
Totals			$7,517	$648,883		$546,482

‡	Includes dividend income of $7,517 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $5,676,205,000. Net unrealized gain aggregated $799,926,000 at period-end, of which $965,788,000 related to appreciated investments and $165,862,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006